Financial Instruments (Details) - Schedule of Financial Instruments Carrying Amount - CAD ($)		Jun. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Financial assets
Cash		$ 5,732,862	$ 5,056,040	$ 32,025,899
Accounts receivable	[1]		2,281,915	3,093,031
Call option
Current financial assets			7,337,955	35,118,930
Financial liabilities
Accounts payable and accrued liabilities	[2]		12,466,676	10,676,846
Credit facility			28,747,705	30,000,000
Term loan			7,718,928	10,034,513
Convertible notes			11,258,950
Conversion option			737,974
Government grant liabilities		$ 575,833	1,468,296	1,409,694
Other loan				1,582,780
Total			62,398,529	53,703,833
Current			13,773,457	41,019,521
Non-current			48,625,072	12,684,312
Amortized Cost [Member]
Financial assets
Cash			5,056,040	32,025,899
Accounts receivable	[1]		2,281,915	3,093,031
Call option
Current financial assets			7,337,955	35,118,930
Financial liabilities
Accounts payable and accrued liabilities	[2]		12,466,676	10,676,846
Credit facility			28,747,705	30,000,000
Term loan			7,718,928	10,034,513
Convertible notes			11,258,950
Conversion option
Government grant liabilities			1,468,296	1,409,694
Other loan				1,582,780
Total			61,660,555	53,703,833
Current			13,035,483	41,019,521
Non-current			48,625,072	12,684,312
FVTPL [Member]
Financial assets
Cash
Accounts receivable	[1]
Call option
Current financial assets
Financial liabilities
Accounts payable and accrued liabilities	[2]
Credit facility
Term loan
Convertible notes
Conversion option			737,974
Government grant liabilities
Other loan
Total			737,974
Current			737,974
Non-current

[1]	Excluding commodity taxes receivable, as these amounts do not represent a contractual right to receive cash or another financial asset.
[2]	Excluding deferred revenue, as these amounts do not represent a contractual obligation to deliver cash or another financial asset.